United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year of Quarter Ended: 12/31/2005

Check here if Amendment {    }; Amendment Number: _________
This Amendment (Check only one.):[   ] is a restatement
                                 [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Roffman Miller Associates Inc.
Address: 1835 Market Street, Suite 500
         Philadelphia, PA 19103

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Paulette Greenwell
Title: Chief Compliance Officer
Phone: 215-981-1030
Signature, Place, and Date of Signing:
Paulette Greenwell, Philadelphia, PA     February 10, 2006

Report Type (Check Only One.):
[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.



FORM 13F SUMMARY PAGE

Report summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 61
Form 13F Information Table Entry Total: 227,048
                                        (Thousands)

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Form 13F Information Table









TITLE OF

 VALUE
 SHARES/
SH/ PT/
INVSTMT
OTHER
AUTHORITY
NAME OF ISSUER
CLASS
CUSIP
 (x$1000)
 PRN AMT
PR  CALL
DSCRETN
MNGS
 NONE
A F L A C Inc.
com
001055 10 2
$5,724
 123,299
sh
sole
none
x
Abbott Laboratories
com
002824 10 0
$446
  11,310
sh
sole
none
x
Alberto Culver
com
013068 10 1
$3,190
  69,716
sh
sole
none
x
American Intl Group
com
026874 10 7
$3,849
  56,406
sh
sole
none
x
Anheuser Busch Co. Inc.
com
035229 10 3
$4,289
  99,830
sh
sole
none
x
Aqua America
com
03836w 10 3
$1,099
  40,269
sh
sole
none
x
Artesian Resources Corp.
cl a
043113 20 8
$954
  32,224
sh
sole
none
x
Automatic Data Processing
com
053015 10 3
$5,520
 120,270
sh
sole
none
x
BP plc
sponsored ADR
055622 10 4
$1,616
  25,165
sh
sole
none
x
Berkshire Hathaway Class B
cl b
084670 20 7
$2,161
     736
sh
sole
none
x
Best Buy
com
086516 10 1
$259
   5,950
sh
sole
none
x
Black & Decker Corp
com
091797 10 0
$7,592
  87,304
sh
sole
none
x
Boeing Co.
com
097023 10 5
$6,922
  98,542
sh
sole
none
x
Bristol Myers Squibb Co.
com
110122 10 8
$957
  41,636
sh
sole
none
x
Campbell Soup
com
134429 10 9
$1,243
  41,755
sh
sole
none
x
Colgate Palmolive
com
194162 10 3
$5,020
  91,518
sh
sole
none
x
Cooper Cos Inc.
cl a
216648 40 2
$5,936
  81,315
sh
sole
none
x
D.R. Horton Inc.
com
 23331A 10 9
$4,192
 117,318
sh
sole
none
x
Dean Foods Company
com
242370 10 4
$4,487
 119,154
sh
sole
none
x
Diebold Inc.
com
253651 10 3
$1,054
  27,730
sh
sole
none
x
DuPont
com
263534 10 9
$5,130
 120,698
sh
sole
none
x
Enerplus Resources Fund
Unit TR G New
29274D 60 4
$4,946
 103,084
sh
sole
none
x
Exxon Mobil Corp.
com
30231G 10 2
$8,926
 158,919
sh
sole
none
x
FedEx Corporation
com
31428X 10 6
$9,564
  92,500
sh
sole
none
x
First American Corp
com
318522 30 7
$6,167
 136,133
sh
sole
none
x
Fortune Brands Inc.
com
349631 10 1
$4,900
  62,808
sh
sole
none
x
General Electric Co.
com
369604 10 3
$8,010
 228,537
sh
sole
none
x
General Growth Pptys
com
370021 10 7
$7,027
 149,550
sh
sole
none
x
GlaxoSmithKline ADR
sponsored ADR
37733W 10 5
$6,109
 121,017
sh
sole
none
x
Green Mountain Power Corp.
com
393154 10 9
$2,378
  82,670
sh
sole
none
x
H&R Block
com
093671 10 5
$2,795
 113,850
sh
sole
none
x
Heinz (H.J.)
com
423074 10 3
$4,748
 140,807
sh
sole
none
x
Home Depot, Inc.
com
437076 10 2
$5,743
 141,868
sh
sole
none
x
International Business Machine
com
459200 10 1
$7,409
  90,130
sh
sole
none
x
Iron Mountain
com
462846 10 6
$453
  10,723
sh
sole
none
x
J P Morgan Chase & Co.
com
46625h 10 0
$4,606
 116,061
sh
sole
none
x
Johnson & Johnson, Inc.
com
478160 10 4
$6,889
 114,632
sh
sole
none
x
Keyspan Energy
com
   49337w 10 0
$745
  20,870
sh
sole
none
x
Liberty Media
com ser a
530718 10 5
$632
  80,300
sh
sole
none
x
Mc Donalds Corp.
com
580135 10 1
$2,385
  70,720
sh
sole
none
x
Medtronics
com
585055 10 6
$3,696
  64,197
sh
sole
none
x
Merck & Co.
com
589331 10 7
$463
  14,566
sh
sole
none
x
Microsoft
com
594918 10 4
$5,833
 223,067
sh
sole
none
x
3M
com
88579y 10 1
$777
  10,028
sh
sole
none
x
Pepsico
com
713448 10 8
$4,742
  80,271
sh
sole
none
x
Pfizer
com
717081 10 3
$3,600
 154,375
sh
sole
none
x
Pinnacle West Capital Corp
com
723484 10 1
$285
   6,890
sh
sole
none
x
Proctor & Gamble
com
742718 10 9
$3,494
  60,365
sh
sole
none
x
RPM Inc.
com
749685 10 3
$4,354
 250,669
sh
sole
none
x
Royal Dutch Petroleum
ny reg EUR.56
780257 80 4
$653
  10,625
sh
sole
none
x
South Jersey Industries
com
838518 10 8
$3,939
 135,190
sh
sole
none
x
Southern Company
com
842587 10 7
$3,810
 110,337
sh
sole
none
x
Spectrum Brands
com
84762l 10 5
$664
  32,670
sh
sole
none
x
iShares Treasury Bonds
com
464287 45 7
$282
   3,520
sh
sole
none
x
UGI Corp
com
902681 10 5
$1,879
  91,208
sh
sole
none
x
United Mobile Homes Inc.
com
911024 10 7
$2,299
 144,600
sh
sole
none
x
Valley National Bancorp
com
919794 10 7
$2,931
 121,610
sh
sole
none
x
Verizon Communications
com
92343V 10 4
$3,835
 127,313
sh
sole
none
x
Viacom Inc. - Class B
cl b
925524 30 8
$4,911
 150,633
sh
sole
none
x
Wal-Mart
com
931142 10 3
$553
  11,811
sh
sole
none
x
Washington Mutual Inc.
com
939322 10 3
$4,392
 100,959
sh
sole
none
x
Washington Real Estate Intvest
sh ben int
939653 10 1
$4,039
 133,078
sh
sole
none
x
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